Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 71	$ 44	$ 50
Information Technology Services [Member] | Neoris [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Related party transaction services received	$ 94
Proportion of ownership interests in joint venture	35.00%
Ready Mix Pumping Services [Member] | CEB [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Related party transaction services received	$ 55
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	24	29	26
Executive Share-Based Compensation Programs [Member] | ADR [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 47	$ 15	$ 24